BASIS OF PRESENTATION	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

The accompanying interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), applicable to the preparation of interim financial statements, including International Accounting Standard (“IAS”) 34, Interim Financial Reporting (“IAS 34”), and should be read in conjunction with the Company’s annual consolidated financial statements for the year ended March 31, 2025.

The preparation of interim condensed financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and the exercise of management’s judgment in applying the Company’s accounting policies. Areas involving a high degree of judgment or complexity and areas where assumptions and estimates are significant to the Group’s interim condensed consolidated financial statements which were the same as those described in the Group’s annual consolidated financial statements as at and for the year ended March 31, 2025.

Basis of Measurement

The condensed consolidated financial statements have been prepared on the historical cost basis.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Functional Currency and Presentation Currency

The Group’s condensed consolidated financial statements are presented in Hong Kong dollars (“HK$”), which is also the functional currency of the Group.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)

2.	BASIS OF PRESENTATION - continued

Going concern

The Group’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realisation of assets and settlement of liabilities and commitments in the normal course of business. The Group has a loss and comprehensive loss of HK$2,259,659 for the six months ended September 30, 2025, and has a negative working capital of HK$39,230,817 at September 30, 2025.

The Group had cash of HK$1,107,535 at September 30, 2025, but management cannot provide assurance that the Group will maintain profitable operations or become cash flow positive or raise additional debt and/or equity capital. Management intends to continue to support the operations with financing initiatives primarily through, but not limited to, the issuance of equity. Alternative financing options may include obtaining bank credit facilities and short-term loans from third parties. There is no assurance that the Group will be able to obtain such financings or obtain them on favourable terms. This uncertainty cast significant doubt about the ability of the Group to continue as a going concern. The condensed consolidated financial statements do not include any adjustments to the carrying value or presentation of assets or liabilities that might be necessary should the Group be unable to continue as a going concern. These adjustments could be material.

The Group has prepared the condensed consolidated financial statements on the basis that it will continue to operate as a going concern.

New, revised or amended Accounting Standards and Interpretations adopted.

The Group has adopted all of the new, revised or amended Accounting Standards and Interpretations issued by the IASB that are mandatory for the current reporting period.

Other new standards did not have any impact on the Group’s accounting policies and did not require retrospective adjustments.

Any new, revised or amended Accounting Standards or Interpretations that are not yet mandatory have not been adopted early.